Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)
Lowe’s 401(k) Plan
EIN: 56-0578072
Plan No: 003
Form 5500, Schedule H, Part IV, Line 4i –
Schedule of Assets (Held at End of Year)
As of December 31, 2025

Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
EMPLOYER-RELATED INVESTMENTS:
*Lowe’s Companies, Inc.	Common Stock	**	$3,095,315,796

Total employer-related investments			3,095,315,796

COLLECTIVE TRUSTS:
State Street S&P 500 Index Securities Lending Series Fund Class II	Collective Trust	**	238,547,592
State Street Russell Small/Mid Cap Index Fund Class II	Collective Trust	**	47,630,890
State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II	Collective Trust	**	27,135,184
State Street U.S. Bond Index Securities Lending Series Fund Class XIV	Collective Trust	**	13,207,545
Vanguard Target Retirement Income Trust A	Collective Trust	**	108,712,434
Vanguard Target Retirement 2070 Trust A	Collective Trust	**	49,986,302
Vanguard Target Retirement 2065 Trust A	Collective Trust	**	145,939,712
Vanguard Target Retirement 2060 Trust A	Collective Trust	**	244,004,180
Vanguard Target Retirement 2055 Trust A	Collective Trust	**	392,829,881
Vanguard Target Retirement 2050 Trust A	Collective Trust	**	756,257,325
Vanguard Target Retirement 2045 Trust A	Collective Trust	**	752,024,434
Vanguard Target Retirement 2040 Trust A	Collective Trust	**	702,168,436
Vanguard Target Retirement 2035 Trust A	Collective Trust	**	781,006,854
Vanguard Target Retirement 2030 Trust A	Collective Trust	**	696,087,479
Vanguard Target Retirement 2025 Trust A	Collective Trust	**	456,805,009
Vanguard Target Retirement 2020 Trust A	Collective Trust	**	185,702,133
WTC-CIF II International Opportunities Series II	Collective Trust	**	18,166,933

Total collective trusts			5,616,212,323

MUTUAL FUNDS:
Dodge & Cox Income X Fund	Mutual Fund	**	19,795,309

Total mutual funds			19,795,309

SEPARATELY MANAGED ACCOUNTS:
Capital Preservation Fund:
***Galliard Intermediate Core Fund L	Collective Trust	**	94,239,800
***Galliard SA Intermediate Core Fund C	Collective Trust	**	33,943,077
***Galliard SA Intermediate Core Fund J	Collective Trust	**	34,896,474
***Galliard SA Intermediate Core Fund E	Collective Trust	**	29,966,768
***Galliard Short Core Fund F	Collective Trust	**	110,709,054
SEI Trust Company Short-Term Investment Fund II	Collective Trust	**	17,720,978

Total Capital Preservation Fund			321,476,151

Total separately managed accounts			321,476,151

Total investments			$9,052,799,579

*Notes Receivable from Participants	4.0% - 10.5% interest rate range and maturity dates through December 31, 2035		$105,921,541